Commitments and Contingencies (Narrative) (Details) $ in Millions					1 Months Ended	12 Months Ended
	Apr. 29, 2015 patent	Dec. 22, 2014 patent	Apr. 29, 2014 patent	Jan. 05, 2012 patent	May. 31, 2013 patent	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Operating Leased Assets [Line Items]
Unrecognized tax benefits assumed in acquisition						$ 81.7
Rent expense incurred under all operating leases						92.8	$ 85.3	$ 80.0
Estimated aggregate contractual obligation under data processing, and maintenance and other service agreements						560.0
Furniture fixture and computer equipment [Member]
Operating Leased Assets [Line Items]
Operating lease annual lease payments						$ 4.1
Minimum [Member]
Operating Leased Assets [Line Items]
Operating leases, purchase option and renewal period						1 year
Maximum [Member]
Operating Leased Assets [Line Items]
Operating leases, purchase option and renewal period						5 years
Check Free Corporation and Cash Edge, Inc v. Metavante Corporation and Fidelity National Information Services, Inc [Member]
Operating Leased Assets [Line Items]
Number of patents infringed | patent		4		3
Number of patents not found infringed | patent		2
DataTreasury Corporation v. Fidelity National Information Services, Inc. et. al [Member]
Operating Leased Assets [Line Items]
Number of patents infringed | patent	2		2		2
SunGard [Member]
Operating Leased Assets [Line Items]
Business combination, contingent consideration, liability						$ 149.4